Subsequent events - Additional Information (Detail) $ in Thousands		3 Months Ended	12 Months Ended
	Jul. 10, 2024 Month	Sep. 30, 2024 AUD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)	Oct. 28, 2024
Cash flows from (used in) financing activities [abstract]
Proceeds from issue of shares			$ 2,914	$ 12,972	$ 3,726
ADR [member]
Cash flows from (used in) financing activities [abstract]
Number of shares represented by one depositary receipt			10
Major ordinary share transactions [member] | ADR [member]
Cash flows from (used in) financing activities [abstract]
Number of shares represented by one depositary receipt						100
Major ordinary share transactions [member] | ATM Issue of Shares [member]
Cash flows from (used in) financing activities [abstract]
Proceeds from issue of shares		$ 5,348,262
Major ordinary share transactions [member] | Equity Line of Credit [member]
Cash flows from (used in) financing activities [abstract]
Proceeds from issue of ordinary shares		$ 816,373
Phase II/III Clinical Trial Results for Paxalisib in Glioblastoma [member]
Cash flows from (used in) financing activities [abstract]
Improvement in overall survival	3 months 24 days
Percentage increase in improvement compared to standard health care	33.00%
Number of patients considered for study | Month	313
Median survival in months	14 months 23 days
Standard overall survival in months	13 months 25 days
Secondary analysis median survival in months	15 months 16 days
Secondary analysis standard overall survival in months	11 months 27 days